Segment reporting	6 Months Ended
Jun. 30, 2025
Disclosure Of Operating Segments [Line Items]
Segment reporting
Note 3

Segment reporting
UBS AG’s

business

divisions

are

organized

globally

into

five

business

divisions:

Global

Wealth

Management,
Personal &

Corporate Banking,

Asset Management,

the Investment

Bank and

Non-core and

Legacy. All

five business
divisions are supported by Group Items and qualify as reportable segments for the purpose of segment reporting.
Together with Group Items they reflect the management

structure of UBS AG.
›
Refer to the “Consolidated financial statements” section of the UBS AG Annual Report 2024 for more information about UBS AG’s reporting segments.

Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group

Items UBS AG
For the six months ended 30 June 2025
Net interest income 3,176 2,201 (35) (1,559) (134) (737) 2,912
Non-interest income 9,287 1,890 1,547 7,428 113 621 20,886
Total revenues 12,463 4,091 1,512 5,869 (21) (116) 23,798
Credit loss expense / (release) 6 172 0 90 9 (1) 275
Operating expenses 10,190 3,030 1,225 4,840 1,488 548 21,322
Operating profit / (loss) before tax 2,268 890 286 938 (1,519) (663) 2,201
Tax expense / (benefit) (32)
Net profit / (loss) 2,233
As of 30 June 2025
Total assets 584,075 483,669 25,446 519,800 38,337 20,487 1,671,814

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the six months ended 30 June 2024
Net interest income 2,521 1,634 (26) (1,714) (33) (856) 1,528
Non-interest income 7,589 1,307 1,169 6,538 218 660 17,481
Total revenues 10,110 2,942 1,143 4,824 186 (196) 19,008
Credit loss expense / (release) 7 120 0 31 (23) 1 136
Operating expenses 8,448 1,808 972 4,284 1,691 487 17,689
Operating profit / (loss) before tax 1,655 1,014 172 509 (1,483) (684) 1,183
Tax expense / (benefit) 393
Net profit / (loss) 790
As of 31 December 2024
Total assets 560,194 449,224 22,291 453,078 67,696 15,577 1,568,060